Loan and Security Agreement (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2012	Sep. 30, 2012 item	Dec. 31, 2011
Loan and Security Agreement
Fair value of warrants issued		$ 849,000	450,000
Future principal payments under the Loan and Security Agreement
2012		1,344,000	3,188,000
2013		8,188,000	4,125,000
2014		13,156,000	5,031,000
Total		22,688,000	12,344,000
Current portion of note payable		7,250,000	3,188,000
Discount on current portion of note payable		(434,000)	(308,000)
Current portion of note payable, net of discount		6,816,000	2,880,000
Discount on noncurrent portion of note payable		(232,000)	(270,000)
Note payable, net of current portion and discount		15,206,000	8,886,000
Term Loan C
Loan and Security Agreement
Amount borrowed	12,500,000
Number of payments of principal and interest payable monthly in arrears		25
Final balloon payment		1,250,000
Annual interest rate (as a percent)		10.00%
Final payment fee (as a percent)		3.50%	3.50%
Prepayment fees as percentage of amount prepaid if the prepayment occurs prior to the first anniversary of the funding		3.00%	3.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs between the first and second anniversary of the funding		2.00%	2.00%
Prepayment fees as percentage of amount prepaid if prepayment occurs on or after the second anniversary of the funding		1.00%	1.00%
Period of recognition of discount on issue of warrants		30 months
Term Loan C | Series A-1 preferred stock
Loan and Security Agreement
Number of shares that can be purchased for warrants issued		6,140	3,070
Exercise price of warrants (in dollars per unit)		$ 81.42	81.42
Fair value of warrants issued		$ 379,684